Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Deferred tax assets and liabilities	Deferred tax assets and liabilities

($ millions)	Property, plant & equipment	Intangible assets	Pensions and other benefit obligations of associates	Inventories	Tax loss carry- forwards	Other assets, provision and accruals	Total
Gross deferred tax assets at December 31, 2018	12		125	262	39	235	673
Gross deferred tax liabilities at December 31, 2018	(94)	(1,403)	(2)	(14)		(18)	(1,531)
Net deferred tax balance at December 31, 2018	(82)	(1,403)	123	248	39	217	(858)
At December 31, 2018	(82)	(1,403)	123	248	39	217	(858)
(Charged)/credited to income	(71)	(194)	18	111	50	(36)	(122)
Credited to equity						25	25
Credited to other comprehensive income			11			5	16
Impact of business combinations		(121)			28		(93)
Other movements	(6)	11	(11)	(11)	(7)	24	—
Net deferred tax balance at December 31, 2019	(159)	(1,707)	141	348	110	235	(1,032)
Gross deferred tax assets at December 31, 2019	13	6	151	371	110	281	932
Gross deferred tax liabilities at December 31, 2019	(172)	(1,713)	(10)	(23)	—	(46)	(1,964)
Net deferred tax balance at December 31, 2019	(159)	(1,707)	141	348	110	235	(1,032)

The below table presents the Net deferred tax balance as of December 31, 2019 after offsetting $578 million of deferred tax assets and liabilities within the same tax jurisdiction.

($ millions)	At December 31, 2019
Deferred tax assets	354
Deferred tax liabilities	(1,386)
Net deferred tax balance	(1,032)

($ millions)	Property, plant & equipment	Intangible assets	Pensions and other benefit obligations of associates	Inventories	Tax loss carry- forwards	Other assets, provisions and accruals	Total
Gross deferred tax assets at January 1, 2018	10		121	169	18	232	550
Gross deferred tax liabilities at January 1, 2018	(69)	(1,531)	(7)	(32)		(25)	(1,664)
Net deferred tax balance at January 1, 2018	(59)	(1,531)	114	137	18	207	(1,114)
At January 1, 2018	(59)	(1,531)	114	137	18	207	(1,114)
Credited/(charged) to income	(23)	212	13	82	9	14	307
Charged to equity						(2)	(2)
Charged to other comprehensive income			(2)				(2)
Impact of business combinations		(78)			12		(66)
Other movements		(6)	(2)	29		(2)	19
Net deferred tax balance at December 31, 2018	(82)	(1,403)	123	248	39	217	(858)
Gross deferred tax assets at December 31, 2018	12		125	262	39	235	673
Gross deferred tax liabilities at December 31, 2018	(94)	(1,403)	(2)	(14)		(18)	(1,531)
Net deferred tax balance at December 31, 2018	(82)	(1,403)	123	248	39	217	(858)

The below table presents the Net deferred tax balance as of December 31, 2018 after offsetting $3 million of deferred tax assets and liabilities within the same tax jurisdiction.

($ millions)	At December 31, 2018
Deferred tax assets	670
Deferred tax liabilities	(1,528)
Net deferred tax balance	(858)

The below table presents deferred tax assets and deferred tax liabilities expected to have an impact on current taxes payable after more than twelve months.

($ billions)	At December 31, 2019	At December 31, 2018
Deferred tax assets	0.6	0.3
Deferred tax liabilities	1.8	1.5

For foreign unremitted earnings retained by consolidated entities for reinvestment, which amounted to $7 billion as of December 31, 2019, no provision is made for income taxes that would be payable upon the distribution of these earnings. If these earnings were remitted, an income tax charge could result based on the tax statutes currently in effect.
Temporary differences on which no deferred tax has been provided as they are permanent in nature relate to goodwill from acquisitions and amounted to $9 billion as of December 31, 2019 and 2018.
The gross value of tax loss carry forwards capitalized as deferred tax assets amount to $521 million (2018: $146 million), of which $33 million expire in five years and $488 million expire in more than five years. All tax loss carry forwards have been capitalized as deferred tax assets in 2019 as it is probable that sufficient taxable income will be available for the foreseeable future.
No tax losses carried forward have expired in 2019, 2018 or 2017.
Swiss tax reform
On June 30, 2019, Swiss voters approved the Swiss Tax Reform and Old Age Insurance financing bill ("Swiss tax reform"). As a result, the corporate income tax rate applicable to Alcon’s Swiss profits as of January 1, 2020 will increase from approximately 9.4% in 2019 to approximately 14.2% beginning in 2020. This change resulted in a non-cash increase in tax expense of $304 million related to the re-measurement of Swiss deferred tax assets and liabilities in 2019.

US tax reform

On December 22, 2017, the US enacted tax reform legislation (Tax Cuts and Jobs Act), which among other provisions, reduced the US corporate tax rate from 35% to 21%, effective January 1, 2018. This required a revaluation of the deferred tax assets and liabilities and a portion of current tax payables to the newly enacted tax rates at the date of enactment. This resulted in the recognition of a $413 million credit to income and an $18 million charge to equity in 2017.